Ordinary Shares	12 Months Ended
Dec. 31, 2013
Ordinary Shares
(22)	ORDINARY SHARES

In June 2008 and November 2010, the Company issued 750,000 and 1,500,000 ordinary shares respectively to a third party service company in preparation for any future exercise of share options. Ordinary shares held by the service company are reduced when share options are exercised by employees. As these ordinary shares are held by this service company on behalf of the Company and do not contain any voting and dividend rights, they are considered as issued but not outstanding shares and have been excluded in the number of outstanding ordinary shares and the EPS figures as disclosed in the consolidated financial statements as of and for the years ended December 31, 2011, 2012 and 2013. Ordinary shares held by the service company were 1,393,362, 341,645 and 341,645 ordinary shares as at December 31, 2011, 2012 and 2013 respectively.

In February 2011, the Company issued 13,800,000 ADSs, representing 13,800,000 ordinary shares, at a price of US$ 12.4 per ADS, raising approximately US$162,584 net of related expense of US$ 8,536.

Pursuant to a share repurchase program established on June 27, 2011, the Group repurchased 18,657,487 ADSs, representing 18,657,487 ordinary shares, in the open market or through privately negotiated transactions, for an aggregate amount of US$110,559 between July 11 and August 26, 2011.

On September 19, 2011, the Group privately issued and placed 4,374,315 ADSs, representing 4,374,315 ordinary shares at a price of US$5.8958 per share, to LDK New Energy Holding Limited (“LDK New Energy”), the controlling shareholder of the Company, raising an aggregate of US$ 25,790.

During 2011, 1,051,717 of vested share options granted to executives and employees were exercised, resulting in the issuance of 1,051,717 ordinary shares.

In November 2012, the Company privately issued and placed 25,307,497 ADSs, representing 25,307,497 ordinary shares, at a price of US$ 0.86 per ADS, to Heng Rui Xin Energy Co., Ltd. (“HRX”), a PRC company invested by privately owned and state-owned funds, raising approximately US$21,765.

In February 2013, the Company privately issued and placed 5,000,000 ADSs, representing 5,000,000 ordinary shares, at a price of US$ 1.83 per ADS, to Fulai Investments Limited. (“Fulai”), a private company incorporated and existing under the laws of the British Virgin Islands, raising approximately US$9,150.

In March 2013, the Company privately issued and placed 12,000,000 ADSs, representing 12,000,000 ordinary shares, at a price of US$ 1.28 per ADS, to Fulai, raising approximately US$15,360.

In May 2013, the Company issued 312,598 ADSs, representing 312,598 ordinary shares, at a price of US$ 1.19 per ADS, to Barclays Capital Inc., a holder of Convertible Senior Notes, for partial settlement of the Convertible Senior Notes it held (Note 14).

In June 2013, the Company issued and placed 25,000,000 ADSs, representing 25,000,000 ordinary shares, at a price of US$ 1.03 per ADS, to Fulai, raising approximately US$25,750.